CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 10,606	$ 23,599
Short-term bank deposits	71,425	47,225
Restricted deposits	4,074	1,200
Available-for-sale marketable securities	19,308	27,178
Trade receivables, net	30,941	20,685
Other receivables and prepaid expenses	8,862	14,205
Inventories	9,297	12,586
Total current assets	154,513	146,678
LONG-TERM ASSETS:
Long-term bank deposits	215	215
Severance pay fund	469	434
Operating lease right-of-use assets	2,974	4,458
Deferred taxes	246	420
Other assets	1,603	2,975
Total long-term assets	5,507	8,502
PROPERTY AND EQUIPMENT, NET	13,394	11,993
GOODWILL AND INTANGIBLE ASSETS, NET	35,608	34,427
Total assets	209,022	201,600
CURRENT LIABILITIES:
Trade payables	1,556	2,092
Deferred revenues	32,852	26,658
Short-term operating lease liabilities	1,573	2,813
Other payables and accrued expenses	23,569	27,299
Total current liabilities	59,550	58,862
LONG-TERM LIABILITIES:
Deferred revenues	20,200	9,782
Long-term operating lease liabilities	880	1,835
Accrued severance pay	944	969
Total long-term liabilities	22,024	12,586
SHAREHOLDERS' EQUITY	127,448	130,152
Total liabilities and shareholders' equity	$ 209,022	$ 201,600